Quarterly Information (Unaudited) - Summary of Quarterly Financial Data for Periods (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Gross collections	$ 437,603	$ 442,996	$ 446,182	$ 440,863	$ 396,738	$ 406,961	$ 434,100	$ 447,805	$ 1,767,644	$ 1,685,604	$ 1,700,725
Revenues, adjusted by net allowances	317,481	306,699	290,917	271,941	271,384	179,415	289,442	289,017	1,187,038	1,029,258	1,129,967
Total operating expenses	253,246	202,829	210,323	196,100	183,939	200,597	197,695	205,513	862,498	787,744	847,713
Income (loss) from continuing operations	2,779	42,144	19,076	15,178	10,494	(51,946)	30,833	29,789	79,177	19,170	70,771
Net income	2,779	42,144	19,076	14,979	11,323	(51,946)	30,833	26,607	78,978	16,817	47,384
Amounts attributable to Encore Capital Group, Inc.:
Income from continuing operations	12,681	28,194	20,255	22,297	21,983	(1,524)	29,588	28,876	83,427	78,923	68,522
Net income attributable to Encore Capital Group, Inc. stockholders	$ 12,681	$ 28,194	$ 20,255	$ 22,098	$ 22,812	$ (1,524)	$ 29,588	$ 25,694	$ 83,228	$ 76,570	$ 45,135
From continuing operations:
Basic (in dollars per share)	$ 0.49	$ 1.08	$ 0.78	$ 0.86	$ 0.85	$ (0.06)	$ 1.15	$ 1.13	$ 3.21	$ 3.07	$ 2.66
Diluted (in dollars per share)	0.48	1.05	0.77	0.85	0.85	(0.06)	1.14	1.12	3.16	3.05	2.57
From net income:
Basic (in dollars per share)	0.49	1.08	0.78	0.85	0.88	(0.06)	1.15	1.01	3.20	2.98	1.75
Diluted (in dollars per share)	$ 0.48	$ 1.05	$ 0.77	$ 0.85	$ 0.88	$ (0.06)	$ 1.14	$ 0.99	$ 3.15	$ 2.96	$ 1.69